Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	April 2022
Payment Date	5/16/2022
Transaction Month	30
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,424,799,288.20	51,620		57.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,050,000.00	1.84512%		December 15, 2020
Class A-2a Notes	$357,580,000.00	1.88%		July 15, 2022
Class A-2b Notes	$75,000,000.00	0.74414%	*	July 15, 2022
Class A-3 Notes	$432,470,000.00	1.87%		March 15, 2024
Class A-4 Notes	$130,990,000.00	1.93%		April 15, 2025
Class B Notes	$39,480,000.00	2.13%		May 15, 2025
Class C Notes	$26,320,000.00	2.25%		May 15, 2026
Total	$1,315,890,000.00
		* One-month LIBOR + 0.19%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$935,539.74

Principal:
Principal Collections	$14,350,607.00
Prepayments in Full	$8,575,827.11
Liquidation Proceeds	$100,745.23
Recoveries	$97,743.78
Sub Total	$23,124,923.12
Collections	$24,060,462.86

Purchase Amounts:
Purchase Amounts Related to Principal	$329,311.69
Purchase Amounts Related to Interest	$1,047.40
Sub Total	$330,359.09

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$24,390,821.95

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	April 2022
Payment Date	5/16/2022
Transaction Month	30
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$24,390,821.95
Servicing Fee	$348,958.29	$348,958.29	$0.00	$0.00	$24,041,863.66
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$24,041,863.66
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$24,041,863.66
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$24,041,863.66
Interest - Class A-3 Notes	$252,202.11	$252,202.11	$0.00	$0.00	$23,789,661.55
Interest - Class A-4 Notes	$210,675.58	$210,675.58	$0.00	$0.00	$23,578,985.97
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,578,985.97
Interest - Class B Notes	$70,077.00	$70,077.00	$0.00	$0.00	$23,508,908.97
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,508,908.97
Interest - Class C Notes	$49,350.00	$49,350.00	$0.00	$0.00	$23,459,558.97
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$23,459,558.97
Regular Principal Payment	$21,307,549.54	$21,307,549.54	$0.00	$0.00	$2,152,009.43
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,152,009.43
Residual Released to Depositor	$0.00	$2,152,009.43	$0.00	$0.00	$0.00
Total		$24,390,821.95

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$21,307,549.54
Total					$21,307,549.54

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$21,307,549.54	$49.27	$252,202.11	$0.58	$21,559,751.65	$49.85
Class A-4 Notes	$0.00	$0.00	$210,675.58	$1.61	$210,675.58	$1.61
Class B Notes	$0.00	$0.00	$70,077.00	$1.78	$70,077.00	$1.78
Class C Notes	$0.00	$0.00	$49,350.00	$1.88	$49,350.00	$1.88
Total	$21,307,549.54	$16.19	$582,304.69	$0.44	$21,889,854.23	$16.63

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	April 2022
Payment Date	5/16/2022
Transaction Month	30

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$161,840,927.63	0.3742246	$140,533,378.09	0.3249552
Class A-4 Notes	$130,990,000.00	1.0000000	$130,990,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$358,630,927.63	0.2725387	$337,323,378.09	0.2563462

Pool Information
Weighted Average APR	2.680%	2.672%
Weighted Average Remaining Term	33.46	32.60
Number of Receivables Outstanding	24,843	24,155
Pool Balance	$418,749,953.72	$395,315,444.00
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$387,940,380.01	$366,281,312.82
Pool Factor	0.2939010	0.2774534

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,743.29
Yield Supplement Overcollateralization Amount	$29,034,131.18
Targeted Overcollateralization Amount	$57,992,065.91
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$57,992,065.91

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,743.29
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,743.29
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,743.29

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	April 2022
Payment Date	5/16/2022
Transaction Month	30
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		42	$78,018.69
(Recoveries)		42	$97,743.78
Net Loss for Current Collection Period			$(19,725.09)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.0565%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1779%
Second Prior Collection Period			0.2417%
Prior Collection Period			0.0158%
Current Collection Period			-0.0582%
Four Month Average (Current and Prior Three Collection Periods)			0.0943%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,275	$6,403,318.65
(Cumulative Recoveries)			$1,735,112.74
Cumulative Net Loss for All Collection Periods			$4,668,205.91
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3276%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,814.65
Average Net Loss for Receivables that have experienced a Realized Loss			$2,051.96

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.72%	156	$2,837,365.85
61-90 Days Delinquent	0.11%	25	$444,259.97
91-120 Days Delinquent	0.02%	4	$95,365.34
Over 120 Days Delinquent	0.08%	11	$304,729.23
Total Delinquent Receivables	0.93%	196	$3,681,720.39

Repossession Inventory:
Repossessed in the Current Collection Period		10	$241,559.33
Total Repossessed Inventory		19	$506,545.92

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1684%
Prior Collection Period			0.1489%
Current Collection Period			0.1656%
Three Month Average			0.1610%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2136%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	April 2022
Payment Date	5/16/2022
Transaction Month	30

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	47	$996,640.83
2 Months Extended	76	$1,682,869.64
3+ Months Extended	6	$128,865.29

Total Receivables Extended	129	$2,808,375.76

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer